Related Party Balances and Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Amount Due from and Due to Related Parties

The summary of amount due from and due to related parties as the following:

	Relationship	June 30, 2025		December 31, 2024
Due from shareholders consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”)	Shareholders and directors		$171,023	$404,549
Harcourt Limited	A related party (note 1)		$211,664

Due to a related party consist of the following:
Ms. Fong Hei Yue, Tina (“Ms. Fong”)	Shareholders and directors		--	(497,200)
Harcourt Limited	A related party (note 1)	$		$(61,802)
(1)	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.

The summary of amount due from and due to related parties as the following:

		December 31,
	Relationship	2024	2023
Due from shareholders consist of the following:
Mr. Siu Wing Fung, Alfred (“Mr. Siu”)	Shareholders and directors	$404,549	$354,285

Due to a related party consist of the following:
Ms. Fong Hei Yue, Tina (“Ms. Fong”)	Shareholders and directors (note 1)	(497,200)
Harcourt Limited	A related party (note 2)	$(61,802)	$—
(1)	Ms. Fong is the spouse of Mr. Siu. The due to shareholders balance as of December 31, 2024 was $92,651 while the due from shareholders balance as of December 31, 2023 was $354,285.

(2)	The directors and shareholders of Harcourt Limited are Mr. Siu and Ms. Fong, Harcourt Limited therefore has the common ultimate beneficial owners with the Company.

Schedule of Balance Due from Shareholders

The balance due from shareholders consist of the following:

	June 30, 2025	December 31, 2024
Due from/ (to)shareholders/ related party	$382,687	$(154,453)
Less: allowance for expected credit loss	—	—
	$382,687	$(154,453)

The balance due from shareholders consist of the following:

	December 31,
	2024	2023
Due from/ (to)shareholders/ related party	$(154,453)	$372,103
Less: allowance for expected credit loss	—	(17,818)
	$(154,453)	$354,285

Schedule of Movement of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	June 30, 2025	December 31, 2024
Balance at beginning of the year	$—	$(17,818)
Reversal of Provision / (Provision)	—	17,818)
Ending balance	$—	$—

The movement of allowances for expected credit loss is as follow:

	December 31,
	2024	2023
Balance at beginning of the year	$(17,818)	$(17,059)
Reversal of Provision / (Provision)	17,818	(759)
Ending balance	$—	$(17,818)

Schedule of Consolidated Financial Statements

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	June 30, 2025	December 31, 2024
Directors’ remuneration to Mr. Siu Wing Fung, Alfred	$120,000	$190,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina	120,000	190,000
Director’s bonus of Mr. Siu Wing Fung, Alfred	750,000	—

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	December 31,
	2024	2023	2022
Directors’ remuneration to Mr. Siu Wing Fung, Alfred	$190,000	$125,000	$120,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina	190,000	125,000	120,000
Waiver of related party balance of Mr. Siu Wing Fung, Alfred	—	(88,151)	—